DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2019
DEBENTURES
Schedule of composition in debentures

Issuer	Date of Issue	Interest Rate	Due date	12/31/2019	12/31/2018
Estação Transmissora de Energia S.A. - ETE (Eletronorte)	06/2011	TJLP + 1,65% a.a.	07/10/2031	197,711	201,754

Transmissora Sul Brasileira de Energia - TSBE (Eletrosul)	09/2014	IPCA + 6,80% a.a.	09/15/2028	116,474	114,341

Extremoz Transmissora do Nordeste – ETN S.A. (CHESF)	04/2017	IPCA + 7,0291% a.a.	01/15/2029	150,322	152,133

Eletrobras (a)	05/2019	Taxa DI + 0,70% a.a. (Series 1) Taxa DI + 1,00% a.a. (Series 2) Taxa DI + 1,20% a.a. (Series 3) IPCA + 5,18% a.a. (Series 4)	04/25/2022 04/25/2024 04/25/2026 05/15/2029	1,106,9912,214,7911,006,967715,479	— — — —
Furnas (b)	11/2019	CDI 117,60% a.a (Series 1)	11/15/2024	450,543	—
				5,959,279	468,228
Total Current Liabilities				78,527	36,073
Total Non-Current Liabilities				5,880,751	432,155

Schedule of movements in debentures

	12/31/2019	12/31/2018	12/31/2017
Current
Opening balance	36,073	183,432	12,442
Capture	—	5,586	175,680
Charges	242,167	41,512	29,539
Interest paid	(179,401)	—
Amortization of principal	(49,373)	(60,100)	(33,134)
Appropriate transaction costs	598	—
Transfer	28,463	(131,833)	(1,095)
Classification - Held for sale	—	(2,524)
Ending Balance	78,527	36,073	183,432

Non-current
Opening balance	432,155	287,347	188,933

Capture	5,450,000	109,832	107,248
Charges	27,059	8,941	—
Amortization of principal	—	(10,754)	—
Transfer	(28,463)	131,857	—
Classification - Held for sale	—	(95,068)	(8,834)
Ending Balance	5,880,751	432,155	287,347

Total	5,959,278	468,228	470,779

Schedule of maturities of long-term portion of the debentures

2021	2022	2023	2024	2025	After 2025	Total
47,067	1,150,905	54,021	2,702,273	75,042	1,851,443	5,880,751